UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 10/01/09
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               35

Form 13F Information Table Value Total:         $303,675

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ANADARKO PETROLEUM CORP          COMMON   032511107      226          3600 SH       SOLE                      3600
APPLE INC. COM.                  COMMON   037833100      305          1645 SH       SOLE                      1645
BARRICK GOLD CORPORATION         COMMON   067901108    25073        661550 SH       SOLE                    661550
CHEVRON CORPORATION              COMMON   166764100      746         10585 SH       SOLE                     10585
CISCO SYSTEMS                    COMMON   17275R102    17072        725246 SH       SOLE                    725246
CONOCOPHILLIPS                   COMMON   20825C104      201          4450 SH       SOLE                      4450
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   278762109     1094         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      210         11360 SH       SOLE                     11360
ELECTRONIC ARTS INC.             COMMON   285512109      388         20385 SH       SOLE                     20385
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    21970        784640 SH       SOLE                    784640
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    24711        872563 SH       SOLE                    872563
EXXON MOBIL CORP                 COMMON   30231G102     1603         23362 SH       SOLE                     23362
GENERAL ELECTRIC CO.             COMMON   369604103    11613        707271 SH       SOLE                    707271
GOLDCORP, INC                    COMMON   380956409    12971        321292 SH       SOLE                    321292
GOOGLE, INC.                     COMMON   38259P508      329           664 SH       SOLE                       664
HONEYWELL INTERNATIONAL INC.     COMMON   438516106      819         22049 SH       SOLE                     22049
MSCI SINGAPORE INDEX FUND        COMMON   464286673     2271        211220 SH       SOLE                    211220
MSCI HONG KONG INDEX FUND        COMMON   464286871     2189        141015 SH       SOLE                    141015
MICROSOFT CORP                   COMMON   594918104    10829        421040 SH       SOLE                    421040
NALCO HOLDING CO.                COMMON   62985Q101     9644        470660 SH       SOLE                    470660
NOBLE ENERGY                     COMMON   655044105    17274        261879 SH       SOLE                    261879
ORACLE CORP.                     COMMON   68389X105    10587        508010 SH       SOLE                    508010
PEPSICO INC.                     COMMON   71344810       250          4265 SH       SOLE                      4265
PFIZER INC.                      COMMON   717081103    12109        731632 SH       SOLE                    731632
QUALCOMM, INC.                   COMMON   747525103    47118       1047525 SH       SOLE                   1047525
SOUTHWEST AIRLINES               COMMON   844741108      104         10830 SH       SOLE                     10830
SOUTHWESTERN ENERGY              COMMON   845467109    15256        357460 SH       SOLE                    357460
SUNRISE SENIOR LIVING            COMMON   86768K106     1253        413390 SH       SOLE                    413390
UNILEVER PLC                     COMMON   904767704    10229        356655 SH       SOLE                    356655
UNITED NATURAL FOODS, INC.       COMMON   911163103    13839        578809 SH       SOLE                    578809
WESTERN GAS PARTNERS, LP         COMMON   958254104    10784        609254 SH       SOLE                    609254
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     2178        103575 SH       SOLE                    103575
XTO ENERGY                       COMMON   98385X106     6738        163067 SH       SOLE                    163067
ACCENTURE PLC CLASS A            COMMON   G1151C101    11692        313708 SH       SOLE                    313708